Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Liabilities by Type (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 15,396
Increase	3,088	€ 5,712
Fair value of embedded derivatives	0
Amortized cost	52
Conversion	0
Repayment	0
FX rate impact	0
Liabilities arising from financing activities at end of period	18,536
Société Générale
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase	3,081
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Liabilities arising from financing activities at end of period	0
Conditional advances
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	5,281
Liabilities arising from financing activities at end of period	5,281
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	10,077
Amortized cost	52
Liabilities arising from financing activities at end of period	10,129
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	38
Increase	3,088
Liabilities arising from financing activities at end of period	€ 3,126